Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Net loss from continuing operations		$ (45,063)	$ (49,021)	$ (150,672)
Operating cash flows		99,603	75,917	$ 99,390
Accumulated deficit		1,074,167	1,087,049
Working capital		$ 96,100	$ 49,200
Repayment of long-term debt	$ 39,100